FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) Lessee	Dec. 31, 2018 USD ($) Lessee Customer	Dec. 31, 2017 USD ($) Aircraft Lessee Customer	Dec. 31, 2016 USD ($) Lessee Customer
Revenues [Abstract]
Operating lease revenue		$ 399,514	$ 346,894	$ 313,582
Number of major customers | Customer		1	1	0
Number of lessees on non-accrual status | Lessee	0	2	0	0
Number of aircraft on non-accrual status | Lessee		3
End of lease income		$ 20,300	$ 17,800	$ 8,900
Weighted average remaining lease term	6 years 3 months 18 days	5 years 10 months 24 days	6 years 3 months 18 days
Air Berlin [Member]
Revenues [Abstract]
Number of aircraft on lease | Aircraft			2
End of lease income	$ 16,600
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Revenues [Abstract]
Operating lease revenue		$ 399,514	$ 346,894	$ 313,582
Concentration percentage		100.00%	100.00%	100.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Revenues [Abstract]
Operating lease revenue		$ 92,635	$ 113,121	$ 106,682
Concentration percentage		23.00%	33.00%	34.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Revenues [Abstract]
Operating lease revenue		$ 31,259	$ 29,182	$ 34,498
Concentration percentage		8.00%	8.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Spain [Member]
Revenues [Abstract]
Operating lease revenue		$ 17,267	$ 11,199	$ 5,361
Concentration percentage		4.00%	3.00%	2.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Turkey [Member]
Revenues [Abstract]
Operating lease revenue		$ 12,114	$ 17,103	$ 24,593
Concentration percentage		3.00%	5.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Germany [Member]
Revenues [Abstract]
Operating lease revenue		$ 0	$ 26,457	$ 13,836
Concentration percentage		0.00%	8.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 31,995	$ 29,180	$ 28,394
Concentration percentage		8.00%	9.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Revenues [Abstract]
Operating lease revenue		$ 221,444	$ 152,388	$ 119,938
Concentration percentage		55.00%	44.00%	38.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Revenues [Abstract]
Operating lease revenue		$ 87,492	$ 64,381	$ 39,640
Concentration percentage		22.00%	18.00%	13.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Revenues [Abstract]
Operating lease revenue		$ 35,009	$ 29,825	$ 29,129
Concentration percentage		9.00%	9.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Indonesia [Member]
Revenues [Abstract]
Operating lease revenue		$ 32,336	$ 16,308	$ 8,320
Concentration percentage		8.00%	5.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Malaysia [Member]
Revenues [Abstract]
Operating lease revenue		$ 26,748	$ 8,767	$ 2,647
Concentration percentage		7.00%	3.00%	1.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Revenues [Abstract]
Operating lease revenue		$ 21,103	$ 22,611	$ 23,882
Concentration percentage		5.00%	6.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 18,756	$ 10,496	$ 16,320
Concentration percentage		4.00%	3.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Revenues [Abstract]
Operating lease revenue		$ 11,415	$ 17,565	$ 17,707
Concentration percentage		3.00%	5.00%	6.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Revenues [Abstract]
Operating lease revenue		$ 26,389	$ 23,884	$ 30,814
Concentration percentage		7.00%	7.00%	10.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United States [Member]
Revenues [Abstract]
Operating lease revenue		$ 20,147	$ 17,647	$ 24,591
Concentration percentage		5.00%	5.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 6,242	$ 6,237	$ 6,223
Concentration percentage		2.00%	2.00%	2.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Revenues [Abstract]
Operating lease revenue		$ 47,631	$ 39,936	$ 38,441
Concentration percentage		12.00%	11.00%	12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Revenues [Abstract]
Operating lease revenue		$ 30,019	$ 30,018	$ 30,084
Concentration percentage		8.00%	9.00%	10.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue		$ 17,612	$ 9,918	$ 8,357
Concentration percentage		4.00%	2.00%	2.00%